Income Taxes - Schedule of Components of Provision for Benefit from Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense:
U.S. Federal					$ 0	$ 0	$ 0
State					(5)	(29)	0
Foreign					(204)	(91)	(9)
Total current					(209)	(120)	(9)
Deferred tax expense:
U.S. Federal					0	0	0
State					0	0	0
Foreign					303	588	278
Total deferred tax benefit			$ 309	$ 314	303	588	278
Total income tax benefit	$ (36)	$ 70	$ 280	$ 122	$ 94	$ 468	$ 269